CONDENSED CONSOLIDATED STATEMENTS OF OPERATIONS (Unaudited) (USD $) In Thousands, except Share data, unless otherwise specified	3 Months Ended		6 Months Ended		12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Mar. 31, 2013	Mar. 31, 2012	Sep. 30, 2012	Sep. 30, 2011
Revenue:
Contract revenue	$ 859	$ 2,231	$ 2,201	$ 4,446	$ 7,293	$ 4,821
Costs and expenses:
Research and development	618	1,927	1,787	3,998	6,468	5,055
General and administrative	1,003	865	1,659	1,720	3,196	3,668
Total costs and expenses	1,621	2,792	3,446	5,718	9,664	8,723
Loss from operations	(762)	(561)	(1,245)	(1,272)	(2,371)	(3,902)
Interest expense net	0	0	0	0	0	(21)
Non-cash financing charges and change in fair value of warrants (Notes D, E and F)	(5,020)	3,324	(510)	7,012	4,069	3,887
Other income (expense), net	0	0	0	0	0	335
Net income (loss)	$ (5,782)	$ 2,763	$ (1,755)	$ 5,740	$ 1,698	$ 299
Net income (loss) per weighted share attributable to common stockholders:
Basic (Note G)	$ (0.06)	$ 0.02	$ (0.03)	$ 0.05	$ 0.01	$ 0.00
Diluted (Note G)	$ (0.06)	$ 0	$ (0.03)	$ (0.01)	$ (0.03)	$ (0.04)
Weighted average common shares outstanding:
Basic	94,425	60,490	69,664	60,480	61,593	59,474
Diluted	94,425	71,858	69,664	76,334	71,041	85,862